Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		Nov. 14, 2025	Sep. 03, 2025	Mar. 19, 2024	Jun. 30, 2026	Dec. 31, 2025	May 02, 2024
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.04
Treasury shares					13,073	13,073
Reverse stock split			The Share Consolidation at a ratio of one-for-one hundred (1:100) was effective on November 14, 2025
Authorized share capital (in Dollars)			$ 40,000,000
Exchanged shares				1,307,229
Warrant [Member]
Equity [Line Items]
Reverse stock split		1-to-100
Shareholders [Member] | Preferred Shares [Member]
Equity [Line Items]
Preferred shares, authorized			100,000,000
Blockchain Dynamics Limited [Member]
Equity [Line Items]
Reverse stock split		1-to-100
Ordinary shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.04
Ordinary shares, authorized							22,500,000
Ordinary shares [Member] | Blockchain Dynamics Limited [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.04
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]				$ 4	$ 4
Ordinary shares, authorized	[1]				9,000,000	9,000,000
Class A Ordinary Shares [Member] | Ordinary shares [Member]
Equity [Line Items]
Ordinary shares, authorized			900,000,000
Class A Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.04
Ordinary shares, authorized			100,000,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]				$ 4	$ 4
Ordinary shares, authorized	[1]				1,000,000	1,000,000
Class B Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.04
Ordinary shares, authorized			100,000,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation and change of share capital (Note 9).